JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 98.2%
Australia — 0.7%
BHP Group plc	2,817	61,317
Rio Tinto plc	1,112	59,463

		120,780

Austria — 0.6%
OMV AG	1,204	59,832
Verbund AG	1,068	56,522

		116,354

Belgium — 2.3%
Ageas	1,144	63,082
Colruyt SA	932	46,669
Galapagos NV*	349	78,001
Groupe Bruxelles Lambert SA	26	2,613
Proximus SADP	2,275	64,820
Solvay SA	588	60,940
Telenet Group Holding NV	306	14,228
UCB SA	828	76,194

		406,547

Chile — 0.3%
Antofagasta plc	5,287	57,109

Denmark — 4.1%
Carlsberg A/S, Class B	477	69,658
Chr Hansen Holding A/S	601	44,728
Coloplast A/S, Class B	581	73,253
DSV Panalpina A/S	630	68,398
GN Store Nord A/S	1,019	50,543
H Lundbeck A/S	1,792	76,146
Novo Nordisk A/S, Class B	1,221	74,324
Novozymes A/S, Class B	1,088	56,727
Orsted A/S(a)	745	81,259
Rockwool International A/S, Class B	38	8,859
Tryg A/S	1,639	49,662
Vestas Wind Systems A/S	727	72,168

		725,725

Finland — 3.5%
Elisa OYJ	1,283	77,295
Fortum OYJ	2,913	70,495
Kesko OYJ, Class B	1,017	68,755
Kone OYJ, Class B	1,096	70,816
Neste OYJ	2,020	80,381
Orion OYJ, Class B	1,577	74,509
Sampo OYJ, Class A	1,418	64,189
Stora Enso OYJ, Class R	3,696	47,976
UPM-Kymmene OYJ	2,055	64,750

		619,166

France — 14.1%
Air France-KLM*	5,441	50,406
Air Liquide SA	507	73,307
Arkema SA	509	46,639
Atos SE	808	67,006
AXA SA	1,061	28,214
BioMerieux	212	21,012
Bouygues SA	660	26,076
Bureau Veritas SA	605	16,671
Capgemini SE	580	72,031
Casino Guichard Perrachon SA(b)	1,199	48,749
Cie Generale des Etablissements Michelin SCA	445	51,630
Cie Plastic Omnium SA	512	12,896
CNP Assurances	1,170	21,060
Covivio, REIT	515	61,112
Danone SA	716	57,298
Dassault Aviation SA	14	17,048
Dassault Systemes SE	436	75,478
Edenred	1,079	58,268
Eiffage SA	482	55,871
Engie SA	4,309	74,172
EssilorLuxottica SA	418	61,889
Eutelsat Communications SA	4,184	62,710
Faurecia SE	636	30,303
Gecina SA, REIT	314	59,340
Hermes International	79	58,991
Imerys SA	448	19,340
Ingenico Group SA	642	74,660
Ipsen SA	137	10,167
Kering SA	114	69,656
Klepierre SA, REIT	470	15,976
Lagardere SCA	1,557	29,554
Legrand SA	683	54,648
L’Oreal SA	238	66,199
LVMH Moet Hennessy Louis Vuitton SE	153	66,627
Natixis SA	1,570	6,630
Orange SA	4,153	58,707
Pernod Ricard SA	335	58,001
Peugeot SA	2,890	59,506
Publicis Groupe SA	997	44,196
Safran SA	420	67,720
Sanofi	740	71,364
Sartorius Stedim Biotech	411	73,702
Schneider Electric SE	679	67,714
SEB SA	47	6,035
Societe BIC SA	293	19,806
Sodexo SA(b)	589	61,671
Suez	1,667	27,357
TOTAL SA	1,286	62,616
Valeo SA	1,030	30,592
Veolia Environnement SA	2,664	78,589
Vinci SA	470	52,071
Vivendi SA	1,714	46,877

		2,508,158

Germany — 12.1%
adidas AG	217	68,597
Allianz SE (Registered)	220	52,524
Aroundtown SA	4,312	40,821
BASF SE	824	55,617
Bayer AG (Registered)	717	57,543
Carl Zeiss Meditec AG	568	69,347
Covestro AG(a)	868	36,580
Deutsche Boerse AG	263	42,691
Deutsche Lufthansa AG (Registered)	2,579	39,288

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Germany — continued
Deutsche Post AG (Registered)	992	34,611
Deutsche Telekom AG (Registered)	4,089	66,225
E.ON SE	705	7,988
Evonik Industries AG	1,543	42,284
Fielmann AG	429	34,120
Fraport AG Frankfurt Airport Services Worldwide	245	18,222
Fresenius Medical Care AG & Co. KGaA	707	54,358
Fresenius SE & Co. KGaA	918	46,873
FUCHS PETROLUB SE (Preference)	315	13,960
Hannover Rueck SE	300	58,250
Hella GmbH & Co. KGaA	681	32,006
Henkel AG & Co. KGaA (Preference)	551	56,038
HOCHTIEF AG	128	14,805
HUGO BOSS AG	600	28,345
Infineon Technologies AG	2,733	58,713
LEG Immobilien AG	494	60,930
Merck KGaA	596	76,425
METRO AG	2,884	40,128
MTU Aero Engines AG	234	70,871
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	208	61,327
Nemetschek SE	242	16,415
Porsche Automobil Holding SE (Preference)	927	62,509
ProSiebenSat.1 Media SE	4,577	60,837
Puma SE	250	20,018
RWE AG	2,306	79,943
SAP SE	505	65,767
Scout24 AG(a)	1,109	76,227
Siemens AG (Registered)*	346	42,675
Siemens Healthineers AG(a)	1,415	66,498
Symrise AG	601	61,756
Talanx AG	708	35,332
Telefonica Deutschland Holding AG	22,483	68,147
Uniper SE	1,174	38,461
Volkswagen AG (Preference)	202	36,241
Vonovia SE	1,225	69,918

		2,140,231

Ireland — 0.6%
Flutter Entertainment plc	603	68,377
Smurfit Kappa Group plc	952	32,922

		101,299

Italy — 7.0%
A2A SpA	36,486	72,886
Amplifon SpA	1,135	32,273
Assicurazioni Generali SpA	3,399	66,232
Atlantia SpA	1,901	46,647
DiaSorin SpA	514	63,195
Enel SpA	9,107	79,380
Eni SpA	3,865	54,139
Ferrari NV	353	59,569
Hera SpA	15,559	70,769
Infrastrutture Wireless Italiane SpA(a)	1,799	18,705
Intesa Sanpaolo SpA	21,911	54,416
Italgas SpA	10,922	72,601
Mediaset SpA*	8,430	22,263
Mediobanca Banca di Credito Finanziario SpA	4,822	48,102
Moncler SpA	1,466	63,100
Poste Italiane SpA(a)	5,883	67,390
Recordati SpA	1,636	70,006
Saipem SpA*	10,983	45,531
Snam SpA	13,808	74,006
Telecom Italia SpA*	76,952	41,316
Terna Rete Elettrica Nazionale SpA	10,686	74,549
UnipolSai Assicurazioni SpA	18,835	50,432

		1,247,507

Jordan — 0.4%
Hikma Pharmaceuticals plc	2,673	64,546

Kazakhstan — 0.1%
KAZ Minerals plc	4,782	27,562

Luxembourg — 0.7%
RTL Group SA	1,266	57,524
SES SA, FDR	3,275	40,193
Tenaris SA	3,021	31,221

		128,938

Netherlands — 4.5%
Aalberts NV	488	21,306
ABN AMRO Bank NV, CVA(a)	728	12,671
Aegon NV	8,784	35,574
Akzo Nobel NV	717	67,662
ASML Holding NV	253	71,001
ASR Nederland NV	1,128	41,972
Heineken Holding NV	549	53,954
Heineken NV	417	45,373
Koninklijke Ahold Delhaize NV	2,712	66,556
Koninklijke DSM NV	520	63,287
Koninklijke KPN NV	22,282	62,431
Koninklijke Philips NV	1,478	67,689
NN Group NV	1,280	44,427
Randstad NV	226	12,981
Royal Dutch Shell plc, Class B	2,365	62,144
Wolters Kluwer NV	956	71,835

		800,863

Norway — 2.4%
Aker BP ASA	2,399	67,573
DNB ASA	2,592	45,315
Equinor ASA	3,031	54,702
Gjensidige Forsikring ASA	1,951	42,521
Mowi ASA	2,744	65,449
Orkla ASA	3,482	33,615
Salmar ASA	783	38,298
Schibsted ASA, Class A	496	14,936
Telenor ASA	3,145	56,833

		419,242

Poland — 0.6%
Grupa Lotos SA	2,041	40,504
Polski Koncern Naftowy ORLEN SA	2,311	45,089
Polskie Gornictwo Naftowe i Gazownictwo SA	22,921	21,275

		106,868

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Portugal — 0.9%
EDP - Energias de Portugal SA	16,975	85,129
Galp Energia SGPS SA	1,427	21,563
Jeronimo Martins SGPS SA	3,643	62,688

		169,380

Russia — 0.7%
Evraz plc	8,441	39,190
Polymetal International plc	4,556	77,291

		116,481

South Africa — 0.4%
Anglo American plc	2,640	68,888

Spain — 5.4%
Acciona SA	305	34,619
ACS Actividades de Construccion y Servicios SA	1,395	46,380
Aena SME SA(a)	173	32,019
Amadeus IT Group SA	862	67,586
Cellnex Telecom SA(a)	1,107	55,057
Enagas SA	2,755	74,230
Endesa SA	2,552	70,071
Grifols SA	2,012	67,574
Iberdrola SA	6,978	76,349
Industria de Diseno Textil SA	1,660	55,821
Inmobiliaria Colonial Socimi SA, REIT	1,004	13,453
Merlin Properties Socimi SA, REIT	3,887	55,131
Naturgy Energy Group SA	2,640	69,629
Red Electrica Corp. SA	3,510	70,222
Repsol SA	4,209	57,927
Siemens Gamesa Renewable Energy SA	3,334	53,139
Telefonica SA	8,961	60,610

		959,817

Sweden — 7.6%
Alfa Laval AB	1,154	28,807
Atlas Copco AB, Class A	1,567	55,462
Boliden AB*	2,662	63,196
Castellum AB	2,239	55,028
Elekta AB, Class B(b)	2,517	28,865
Essity AB, Class B	2,110	66,984
Fastighets AB Balder, Class B*	966	45,828
Hennes & Mauritz AB, Class B	3,557	78,040
Hexagon AB, Class B	1,239	67,357
ICA Gruppen AB	1,573	69,164
Industrivarden AB, Class C	1,866	43,985
Investor AB, Class B	691	37,836
Lundin Petroleum AB	2,155	65,544
Sandvik AB	3,200	58,405
Securitas AB, Class B	2,229	35,083
Skandinaviska Enskilda Banken AB, Class A	7,280	71,940
Skanska AB, Class B	1,744	40,368
SKF AB, Class B	1,298	23,759
Svenska Cellulosa AB SCA, Class B	5,360	53,628
Swedbank AB, Class A	2,851	43,774
Swedish Match AB	676	38,220
Swedish Orphan Biovitrum AB*	1,589	28,282
Tele2 AB, Class B	4,647	70,110
Telefonaktiebolaget LM Ericsson, Class B	6,447	50,689
Telia Co. AB	15,863	67,837
Trelleborg AB, Class B	1,484	24,365
Volvo AB, Class B	1,690	28,888

		1,341,444

Switzerland — 9.1%
ABB Ltd. (Registered)	1,516	35,295
Adecco Group AG (Registered)	374	21,912
Alcon, Inc.*	404	23,867
Baloise Holding AG (Registered)	198	35,774
Banque Cantonale Vaudoise (Registered)	20	16,757
Barry Callebaut AG (Registered)	1	2,209
Clariant AG (Registered)*	547	12,313
EMS-Chemie Holding AG (Registered)	95	62,162
Flughafen Zurich AG (Registered)	68	11,814
Geberit AG (Registered)	128	67,550
Georg Fischer AG (Registered)	28	27,459
Givaudan SA (Registered)	23	75,888
Glencore plc*	16,451	48,113
Helvetia Holding AG (Registered)	172	24,726
Logitech International SA (Registered)	1,571	70,377
Nestle SA (Registered)	615	67,830
Novartis AG (Registered)	751	70,946
OC Oerlikon Corp. AG (Registered)	1,502	15,997
Pargesa Holding SA	293	23,472
Partners Group Holding AG	49	44,857
PSP Swiss Property AG (Registered)	360	54,435
Roche Holding AG	223	74,809
Schindler Holding AG	237	61,218
SGS SA (Registered)	22	63,639
Sika AG (Registered)	358	64,378
Sonova Holding AG (Registered)	301	75,482
STMicroelectronics NV	2,794	77,791
Straumann Holding AG (Registered)	70	66,719
Swiss Life Holding AG (Registered)	135	67,861
Swiss Prime Site AG (Registered)*	481	58,723
Swiss Re AG	261	29,472
Swisscom AG (Registered)(b)	133	72,972
Temenos AG (Registered)*	37	5,952
Vifor Pharma AG	45	8,292
Zurich Insurance Group AG	175	72,646

		1,613,707

United Kingdom — 19.4%
3i Group plc	3,587	52,179
Admiral Group plc	525	15,630
AstraZeneca plc	707	69,164
Auto Trader Group plc(a)	9,449	69,722
AVEVA Group plc	1,165	75,544
Barratt Developments plc	7,964	84,319
Bellway plc	1,590	83,669
Berkeley Group Holdings plc	1,158	80,127

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
United Kingdom — continued
BP plc	9,510	57,251
British American Tobacco plc	1,666	73,462
BT Group plc	214	455
Bunzl plc	722	18,700
Burberry Group plc	2,493	63,922
Compass Group plc	2,803	69,296
ConvaTec Group plc(a)	27,738	75,990
Croda International plc	888	58,314
Diageo plc	1,521	60,145
Experian plc	2,072	72,122
Fiat Chrysler Automobiles NV	2,464	32,099
GlaxoSmithKline plc	3,018	70,861
IMI plc	1,538	22,356
Imperial Brands plc	1,082	27,745
Inchcape plc	4,270	37,045
Informa plc	6,710	68,543
InterContinental Hotels Group plc	303	18,664
International Consolidated Airlines Group SA	8,331	62,431
Intertek Group plc	654	49,624
ITV plc	22,625	40,309
J Sainsbury plc	1,341	3,577
JD Sports Fashion plc	6,037	65,285
Kingfisher plc	12,584	33,785
Legal & General Group plc	15,504	62,356
Meggitt plc	7,547	67,139
Micro Focus International plc	3,516	47,218
Mondi plc	2,444	49,728
National Grid plc	5,915	78,591
Next plc	786	71,431
Pearson plc	5,855	43,701
Pennon Group plc	4,562	66,588
Persimmon plc	2,094	84,301
Phoenix Group Holdings plc	1,488	14,854
Reckitt Benckiser Group plc	799	66,136
RELX plc	2,835	75,218
Rentokil Initial plc	11,976	73,755
Rightmove plc	8,580	74,359
Sage Group plc (The)	7,170	69,805
Segro plc, REIT	5,940	71,327
Severn Trent plc	29	988
Smith & Nephew plc	3,068	73,819
Smiths Group plc	1,674	37,221
SSE plc	4,080	81,216
Subsea 7 SA	2,261	24,172
Tate & Lyle plc	7,074	73,948
Taylor Wimpey plc	30,476	86,564
Tesco plc	17,492	56,893
Unilever NV	1,049	61,211
Unilever plc	1,017	60,665
United Utilities Group plc	6,223	83,268
Vodafone Group plc	29,823	58,594
Whitbread plc	80	4,716
Wm Morrison Supermarkets plc	16,458	39,463
WPP plc	5,308	65,997

		3,437,577

United States — 0.7%
Carnival plc	862	35,206
Ferguson plc	720	64,657
QIAGEN NV*	591	19,740

		119,603

TOTAL COMMON STOCKS (Cost $17,050,525)		17,417,792

SHORT-TERM INVESTMENTS — 0.8%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(c)(d)(Cost $143,521)	143,521	143,521

Total Investments — 99.0% (Cost $17,194,046)		17,561,313
Other Assets Less Liabilities — 1.0%		180,312

Net Assets — 100.0%		17,741,625

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Insurance	6.3%
Pharmaceuticals	5.4
Chemicals	5.1
Electric Utilities	4.4
Diversified Telecommunication Services	4.4
Health Care Equipment & Supplies	4.3
Oil, Gas & Consumable Fuels	4.3
Media	3.2
Food & Staples Retailing	2.9
Metals & Mining	2.9
Textiles, Apparel & Luxury Goods	2.8

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Multi-Utilities	2.8
Machinery	2.5
Household Durables	2.4
Real Estate Management & Development	2.2
Professional Services	2.2
Software	2.0
Food Products	1.9
Banks	1.7
Gas Utilities	1.6
Beverages	1.6
Electrical Equipment	1.6
Equity Real Estate Investment Trusts (REITs)	1.6
Specialty Retail	1.5
Hotels, Restaurants & Leisure	1.5
Automobiles	1.4
Construction & Engineering	1.3
Aerospace & Defense	1.3
Interactive Media & Services	1.3
Paper & Forest Products	1.2
Semiconductors & Semiconductor Equipment	1.2
IT Services	1.2
Household Products	1.1

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Personal Products	1.1
Commercial Services & Supplies	1.1
Biotechnology	1.0
Others (each less than 1.0%)	12.9
Short-Term Investments	0.8

Abbreviations

CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $136,303.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	5	03/2020	EUR	201,077	(1,770)
FTSE 100 Index	1	03/2020	GBP	95,000	661

					(1,109)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$120,780	$—	$120,780
Austria	56,522	59,832	—	116,354
Belgium	46,669	359,878	—	406,547
Chile	—	57,109	—	57,109
Denmark	—	725,725	—	725,725
Finland	151,197	467,969	—	619,166
France	144,943	2,363,215	—	2,508,158
Germany	128,984	2,011,247	—	2,140,231
Ireland	—	101,299	—	101,299
Italy	18,705	1,228,802	—	1,247,507
Jordan	—	64,546	—	64,546
Kazakhstan	—	27,562	—	27,562
Luxembourg	—	128,938	—	128,938
Netherlands	—	800,863	—	800,863
Norway	—	419,242	—	419,242
Poland	—	106,868	—	106,868
Portugal	—	169,380	—	169,380
Russia	—	116,481	—	116,481
South Africa	—	68,888	—	68,888
Spain	—	959,817	—	959,817
Sweden	83,893	1,257,551	—	1,341,444
Switzerland	16,757	1,596,950	—	1,613,707
United Kingdom	288,848	3,148,729	—	3,437,577
United States	—	119,603	—	119,603

Total Common Stocks	936,518	16,481,274	—	17,417,792

Short-Term Investments
Investment of cash collateral from securities loaned	143,521	—	—	143,521

Total Investments in Securities	$1,080,039	$16,481,274	$—	$17,561,313

Appreciation in Other Financial Instruments
Futures Contracts	$—	$661	$—	$661

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(1,770)	$—	$(1,770)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	$133,278	$293,890	$283,647	$—	$—	$143,521	143,521	$516	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	119	—	119	—	—	—	—	—	—

Total	$133,397	$293,890	$283,766	$—	$—	$143,521		$516	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.